Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 6.3%
Security	Principal Amount (000's omitted)	Value
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.415%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	$550	$ 548,960
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	500	501,760
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,000	985,054
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	600	592,365
Series 2015-5A, Class DR, 11.255%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	495,854
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.209%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	500	499,951
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.805%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	500	500,778
Palmer Square CLO Ltd., Series 2019-1A, Class DR, 11.08%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	500	501,714
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.512%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	300	299,555
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.325%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	500	494,906
Voya CLO Ltd., Series 2013-1A, Class DR, 11.044%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	1,000	950,521
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.804%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	550	511,351
Total Asset-Backed Securities (identified cost $6,930,106)		$ 6,882,769

Common Stocks — 1.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	29	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	4,716	$ 62,487
Phoenix Services International LLC(4)(5)	7,568	30,272
Phoenix Services International LLC(4)(5)	690	2,760
		$ 95,519
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	1,256	$ 24,165
		$ 24,165
Security	Shares	Value
Entertainment — 0.2%
New Cineworld Ltd.(4)(5)	7,709	$ 165,551
		$ 165,551
Health Care — 0.5%
Cano Health, Inc.(4)(5)	42,627	$ 369,448
Envision Parent, Inc.(4)(5)	19,128	213,593
		$ 583,041
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	35,996	$ 341,962
Serta SSB Equipment Co.(3)(4)(5)	35,996	0
		$ 341,962
Investment Companies — 0.0%†
Aegletes BV(4)(5)	6,311	$ 4,115
		$ 4,115
Pharmaceuticals — 0.7%
Mallinckrodt International Finance SA(4)(5)	8,609	$ 780,552
		$ 780,552
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	995	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	795,141	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	269	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	21,114	$ 0
		$ 0
Total Common Stocks (identified cost $2,688,513)		$ 1,994,905

Corporate Bonds — 5.0%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$100	$ 98,782

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc., 4.875%, 5/1/29	$135	$ 128,343
		$ 227,125
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$135	$ 118,434
		$ 118,434
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$500	$ 501,055
		$ 501,055
Building and Development — 0.3%
CP Atlas Buyer, Inc., 7.00%, 12/1/28(1)	$16	$ 12,668
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	135	131,128
Standard Industries, Inc., 4.75%, 1/15/28(1)	135	130,800
		$ 274,596
Business Equipment and Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$205	$ 204,865
		$ 204,865
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$135	$ 123,009
		$ 123,009
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$130	$ 123,195
		$ 123,195
Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$135	$ 132,346
		$ 132,346
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$116	$ 114,224
Performance Food Group, Inc., 5.50%, 10/15/27(1)	300	297,390
		$ 411,614
Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$98	$ 92,529
		$ 92,529
Engineering & Construction — 0.1%
TopBuild Corp., 3.625%, 3/15/29(1)	$135	$ 125,005
		$ 125,005
Entertainment — 0.2%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$169	$ 170,296
		$ 170,296
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$135	$ 124,385
		$ 124,385
Health Care — 0.7%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$135	$ 118,646
Medline Borrower LP, 5.25%, 10/1/29(1)	64	61,457
Tenet Healthcare Corp., 6.875%, 11/15/31	500	512,281
		$ 692,384
Home Furnishings — 0.1%
Somnigroup International, Inc., 4.00%, 4/15/29(1)	$135	$ 125,508
		$ 125,508
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$100	$ 99,713
		$ 99,713
Leisure Goods/Activities/Movies — 0.2%
NCL Finance Ltd., 6.125%, 3/15/28(1)	$124	$ 123,686
Viking Cruises Ltd., 5.875%, 9/15/27(1)	135	134,401
		$ 258,087
Media — 0.0%
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(3)	$0(6)	$ 0
		$ 0
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$100	$ 103,324

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	$135	$ 134,644
Vital Energy, Inc., 9.75%, 10/15/30	100	101,808
		$ 339,776
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$119	$ 120,774
		$ 120,774
Real Estate Investment Trusts (REITs) — 0.1%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$135	$ 131,036
		$ 131,036
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$135	$ 126,750
		$ 126,750
Utilities — 0.5%
Calpine Corp., 5.00%, 2/1/31(1)	$134	$ 128,041
NRG Energy, Inc., 3.625%, 2/15/31(1)	500	443,203
		$ 571,244
Wireless Telecommunication Services — 0.3%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$278	$ 278,672
		$ 278,672
Total Corporate Bonds (identified cost $5,322,762)		$ 5,372,398

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	1,574	$ 38,563
Series G1(4)	1,088	26,656
Total Preferred Stocks (identified cost $54,571)		$ 65,219

Senior Floating-Rate Loans — 140.5%(7)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 1.7%
Air Comm Corp. LLC:
Term Loan, 1.00%, 12/11/31(8)	35	$ 34,486
Term Loan, 7.322%, (SOFR + 3.00%), 11/21/31	415	413,827
HDI Aerospace Intermediate Holding III Corp., Term Loan, 8.822%, (SOFR + 4.50%), 2/11/32	175	174,344
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	202	161,503
Novaria Holdings LLC, Term Loan, 7.825%, (SOFR + 3.50%), 6/6/31	348	348,252
TransDigm, Inc., Term Loan, 6.799%, (SOFR + 2.50%), 2/28/31	495	492,837
Vista Management Holding, Inc., Term Loan, 3/26/31(10)	175	174,016
		$ 1,799,265
Air Freight & Logistics — 0.3%
AIT Worldwide Logistics, Inc., Term Loan, 8.302%, (SOFR + 4.00%), 4/8/30	374	$ 374,257
		$ 374,257
Airlines — 0.5%
American Airlines, Inc., Term Loan, 6.543%, (SOFR + 2.25%), 4/20/28	601	$ 595,096
		$ 595,096
Apparel & Luxury Goods — 2.0%
ABG Intermediate Holdings 2 LLC:
Term Loan, 6.575%, (SOFR + 2.25%), 12/21/28	569	$ 563,597
Term Loan, 6.575%, (SOFR + 2.25%), 2/13/32	175	173,287
Gloves Buyer, Inc., Term Loan, 8.439%, (SOFR + 4.00%), 12/29/27	849	819,008
Hanesbrands, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 3/7/32	150	150,000
Varsity Brands, Inc., Term Loan, 7.819%, (SOFR + 3.50%), 8/26/31	500	491,095
		$ 2,196,987
Auto Components — 3.3%
Adient U.S. LLC, Term Loan, 6.575%, (SOFR + 2.25%), 1/31/31	319	$ 315,601
Autokiniton U.S. Holdings, Inc., Term Loan, 8.442%, (SOFR + 4.00%), 4/6/28	722	709,137
Clarios Global LP, Term Loan, 6.825%, (SOFR + 2.50%), 5/6/30	622	614,416

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.363%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	91	$ 92,343
Term Loan, 6.363%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	134	135,613
Term Loan, 8.189%, (SOFR + 3.75%), 10/4/28		194	181,241
Garrett LX I SARL, Term Loan, 6.537%, (SOFR + 2.25%), 1/17/32		339	336,509
LTI Holdings, Inc., Term Loan, 8.575%, (SOFR + 4.25%), 7/19/29		498	496,774
RealTruck Group, Inc.:
Term Loan, 7.939%, (SOFR + 3.50%), 1/31/28		487	466,667
Term Loan, 9.439%, (SOFR + 5.00%), 1/31/28		198	194,535
			$ 3,542,836
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 8.561%, (SOFR + 4.00%), 6/1/28		313	$ 284,702
Term Loan, 9.949%, (SOFR + 5.50%), 6/1/29		412	379,270
			$ 663,972
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 8.061%, (SOFR + 3.50%), 11/24/27		479	$ 464,739
Celsius Holdings, Inc., Term Loan, 3/21/32(10)		200	200,625
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28		153	57,277
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28		50	20,280
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28		305	7,254
Triton Water Holdings, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 3/31/28		722	719,861
			$ 1,470,036
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 8/13/30		445	$ 441,410
			$ 441,410
Building Products — 3.0%
Cornerstone Building Brands, Inc., Term Loan, 7.669%, (SOFR + 3.25%), 4/12/28		445	$ 376,756
CPG International, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 9/19/31		200	199,999
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31		150	144,482
Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower LLC, Term Loan, 9.175%, (SOFR + 4.75%), 2/16/29		284	$ 243,011
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.573%, (SOFR + 4.25%), 12/2/31		575	565,895
MI Windows & Doors LLC, Term Loan, 7.325%, (SOFR + 3.00%), 3/28/31		695	683,943
Oscar AcquisitionCo LLC, Term Loan, 8.549%, (SOFR + 4.25%), 4/29/29		714	670,166
PHRG Intermediate LLC, Term Loan, 8.322%, (SOFR + 4.00%), 2/20/32		275	269,156
Standard Industries, Inc., Term Loan, 6.069%, (SOFR + 1.75%), 9/22/28		93	93,559
			$ 3,246,967
Capital Markets — 5.7%
Advisor Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/17/28		491	$ 488,175
AllSpring Buyer LLC, Term Loan, 7.313%, (SOFR + 3.00%), 11/1/30		389	389,313
Aretec Group, Inc., Term Loan, 7.825%, (SOFR + 3.50%), 8/9/30		532	528,288
CeramTec AcquiCo GmbH, Term Loan, 5.999%, (3 mo. EURIBOR + 3.50%), 3/16/29	EUR	600	648,173
Citco Funding LLC, Term Loan, 6.934%, (SOFR + 2.75%), 4/27/28		222	222,329
Edelman Financial Center LLC, Term Loan, 7.325%, (SOFR + 3.00%), 4/7/28		809	807,221
EIG Management Co. LLC, Term Loan, 9.319%, (SOFR + 5.00%), 5/17/29		112	111,756
FinCo I LLC, Term Loan, 6.575%, (SOFR + 2.25%), 6/27/29		345	345,814
Focus Financial Partners LLC, Term Loan, 7.075%, (SOFR + 2.75%), 9/15/31		796	789,335
Franklin Square Holdings LP, Term Loan, 6.575%, (SOFR + 2.25%), 4/25/31		273	272,937
HighTower Holdings LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/32		809	804,422
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31		473	468,972
Mariner Wealth Advisors LLC, Term Loan, 6.799%, (SOFR + 2.50%), 8/18/28		170	170,138
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30		174	174,316
			$ 6,221,189

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 7.8%
Aruba Investments Holdings LLC:
Term Loan, 6.363%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	240	$ 254,062
Term Loan, 8.425%, (SOFR + 4.00%), 11/24/27		336	328,290
Charter NEX U.S., Inc., Term Loan, 7.314%, (SOFR + 3.00%), 11/29/30		461	460,858
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29		448	444,486
Groupe Solmax, Inc., Term Loan, 9.255%, (SOFR + 4.75%), 5/29/28(11)		353	295,245
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.163%, (SOFR + 3.75%), 7/8/30		321	320,937
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.363%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	75	79,223
Term Loan, 8.175%, (SOFR + 3.75%), 3/14/30		123	115,751
Term Loan, 8.675%, (SOFR + 4.25%), 4/2/29		968	931,435
INEOS U.S. Finance LLC:
Term Loan, 6.925%, (SOFR + 2.50%), 11/8/28		146	141,938
Term Loan, 7.325%, (SOFR + 3.00%), 2/7/31		299	286,113
Term Loan, 7.575%, (SOFR + 3.25%), 2/18/30		715	688,476
Lonza Group AG, Term Loan, 8.324%, (SOFR + 3.93%), 7/3/28		699	645,370
Momentive Performance Materials, Inc., Term Loan, 8.325%, (SOFR + 4.00%), 3/29/28		392	391,338
Natgasoline LLC, Term Loan, 3/29/30(10)		150	146,438
Nouryon Finance BV, Term Loan, 7.554%, (SOFR + 3.25%), 4/3/28		173	173,145
Olympus Water U.S. Holding Corp., Term Loan, 7.299%, (SOFR + 3.00%), 6/20/31		630	620,913
Paint Intermediate III LLC, Term Loan, 7.302%, (SOFR + 3.00%), 10/9/31		150	150,094
Rohm Holding GmbH, Term Loan, 9.737%, (SOFR + 5.50%), 1/31/29		434	417,769
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30		147	137,444
Tronox Finance LLC, Term Loan, 6.549%, (SOFR + 2.25%), 4/4/29		650	634,034
W.R. Grace & Co.-Conn., Term Loan, 7.549%, (SOFR + 3.25%), 9/22/28		783	776,258
			$ 8,439,617
Commercial Services & Supplies — 5.0%
Albion Financing 3 SARL, Term Loan, 7.302%, (SOFR + 3.00%), 8/16/29		387	$ 387,926
Allied Universal Holdco LLC, Term Loan, 8.175%, (SOFR + 3.75%), 5/12/28		784	784,359
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Belfor Holdings, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 11/1/30		160	$ 159,517
EnergySolutions LLC, Term Loan, 7.575%, (SOFR + 3.25%), 9/20/30		660	659,179
Flame Newco LLC, Term Loan, 10.425%, (SOFR + 6.10%), 6/30/28		95	93,553
Foundever Worldwide Corp., Term Loan, 8.178%, (SOFR + 3.75%), 8/28/28		871	524,641
Garda World Security Corp., Term Loan, 7.322%, (SOFR + 3.00%), 2/1/29		788	786,609
GFL Environmental, Inc., Term Loan, 6.819%, (SOFR + 2.50%), 2/4/32		425	421,813
Heritage-Crystal Clean, Inc., Term Loan, 8.303%, (SOFR + 4.00%), 10/17/30		198	197,871
Monitronics International, Inc., Term Loan, 12.087%, (SOFR + 7.50%), 6/30/28		256	254,997
Prime Security Services Borrower LLC, Term Loan, 6.325%, (SOFR + 2.00%), 10/13/30		249	247,988
Tempo Acquisition LLC, Term Loan, 6.075%, (SOFR + 1.75%), 8/31/28		401	398,096
TruGreen LP, Term Loan, 8.425%, (SOFR + 4.00%), 11/2/27		487	459,555
			$ 5,376,104
Construction Materials — 2.0%
Construction Partners, Inc., Term Loan, 6.827%, (SOFR + 2.50%), 11/3/31		150	$ 149,002
Quikrete Holdings, Inc.:
Term Loan, 6.575%, (SOFR + 2.25%), 3/19/29		970	962,249
Term Loan, 6.575%, (SOFR + 2.25%), 2/10/32		500	495,015
Star Holding LLC, Term Loan, 8.825%, (SOFR + 4.50%), 7/31/31		572	560,565
			$ 2,166,831
Consumer Staples Distribution & Retail — 0.9%
Cardenas Markets, Inc., Term Loan, 11.149%, (SOFR + 6.75%), 8/1/29		122	$ 105,860
Peer Holding III BV:
Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 11/5/31	EUR	150	162,351
Term Loan, 6.799%, (SOFR + 2.50%), 10/28/30		322	321,802
Term Loan, 6.799%, (SOFR + 2.50%), 7/1/31		374	373,875
			$ 963,888
Containers & Packaging — 1.4%
Altium Packaging LLC, Term Loan, 6.825%, (SOFR + 2.50%), 6/11/31		124	$ 121,426

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Berlin Packaging LLC, Term Loan, 7.82%, (SOFR + 3.50%), 6/7/31(11)		512	$ 511,121
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.50%, (SOFR + 3.18%), 4/13/29		530	528,001
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.309%, (SOFR + 6.75%), 10/1/29		100	23,388
Proampac PG Borrower LLC, Term Loan, 8.31%, (SOFR + 4.00%), 9/15/28		321	319,609
			$ 1,503,545
Distributors — 0.4%
CD&R Hydra Buyer, Inc., Term Loan, 8.425%, (SOFR + 4.00%), 3/25/31		371	$ 357,196
Phillips Feed Service, Inc., Term Loan, 11.425%, (SOFR + 7.00%), 11/13/26(3)		48	29,484
			$ 386,680
Diversified Consumer Services — 2.7%
Ascend Learning LLC:
Term Loan, 7.325%, (SOFR + 3.00%), 12/11/28		567	$ 560,609
Term Loan - Second Lien, 10.175%, (SOFR + 5.75%), 12/10/29		235	234,747
Fugue Finance BV, Term Loan, 7.496%, (SOFR + 3.25%), 1/9/32		597	597,210
KUEHG Corp., Term Loan, 7.549%, (SOFR + 3.25%), 6/12/30		386	385,508
Spring Education Group, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 10/4/30		495	495,032
Wand NewCo 3, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 1/30/31		675	666,453
			$ 2,939,559
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 6.023%, (1 mo. EURIBOR + 3.50%), 3/1/30	EUR	250	$ 268,523
Sandy BidCo BV, Term Loan, 6.261%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	275	293,764
			$ 562,287
Diversified Telecommunication Services — 2.5%
Altice France SA, Term Loan, 9.802%, (SOFR + 5.50%), 8/15/28		436	$ 391,857
Anuvu Holdings 2 LLC:
Term Loan, 12.645%, (SOFR + 8.25%), 3/23/26(3)		492	180,561
Term Loan, 14.395%, (SOFR + 10.00%), 8.395% cash, 6.00% PIK, 9/27/27(3)		195	155,957
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 8.572%, (SOFR + 4.25%), 3/27/32		650	$ 643,195
Lumen Technologies, Inc., Term Loan, 4/15/30(10)		323	310,393
Virgin Media Bristol LLC, Term Loan, 7.684%, (SOFR + 3.25%), 1/31/29		1,075	1,055,698
			$ 2,737,661
Electric Utilities — 0.5%
Kohler Energy Co. LLC, Term Loan, 8.049%, (SOFR + 3.75%), 5/1/31		572	$ 564,774
			$ 564,774
Electrical Equipment — 1.0%
AZZ, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 5/13/29		244	$ 245,117
WEC U.S. Holdings Ltd., Term Loan, 6.573%, (SOFR + 2.25%), 1/27/31		846	839,039
			$ 1,084,156
Electronic Equipment, Instruments & Components — 2.3%
Chamberlain Group, Inc., Term Loan, 7.675%, (SOFR + 3.25%), 11/3/28		709	$ 702,972
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28		390	379,015
Ingram Micro, Inc., Term Loan, 7.053%, (SOFR + 2.75%), 9/22/31		244	245,312
Minimax Viking GmbH, Term Loan, 6.57%, (SOFR + 2.25%), 2/20/32		175	174,672
Mirion Technologies, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 10/20/28		146	146,319
Verifone Systems, Inc., Term Loan, 9.942%, (SOFR + 5.50%), 8/18/28		434	386,665
Verisure Holding AB, Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	375	405,133
			$ 2,440,088
Energy Equipment & Services — 0.3%
Ameriforge Group, Inc., Term Loan, 15.442%, (SOFR + 11.00%), 4.442% cash, 11.00% PIK, 12/31/25(3)		28	$ 8,054
PG Investment Co. 59 SARL, Term Loan, 7.299%, (SOFR + 3.00%), 3/26/31		299	298,875
			$ 306,929
Engineering & Construction — 1.4%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.25%), 2/2/32		264	$ 263,340

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Engineering & Construction (continued)
Artera Services LLC, Term Loan, 8.799%, (SOFR + 4.50%), 2/15/31		124	$ 117,683
Azuria Water Solutions, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 5/17/28		293	292,049
Northstar Group Services, Inc., Term Loan, 9.075%, (SOFR + 4.75%), 5/8/30		571	574,491
Platea BC Bidco AB:
Term Loan, 4.924%, (1 mo. EURIBOR + 4.00%), 4/3/31(8)	EUR	38	40,707
Term Loan, 6.355%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	188	203,535
			$ 1,491,805
Entertainment — 2.2%
Creative Artists Agency LLC, Term Loan, 7.075%, (SOFR + 2.75%), 10/1/31		499	$ 497,932
EOC Borrower LLC, Term Loan, 3/24/32(10)		1,000	999,380
Renaissance Holding Corp., Term Loan, 8.325%, (SOFR + 4.00%), 4/5/30		271	266,314
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.40%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	592	419,115
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	149	161,912
			$ 2,344,653
Financial Services — 2.9%
Boost Newco Borrower LLC, Term Loan, 6.299%, (SOFR + 2.00%), 1/31/31		848	$ 843,373
Citrin Cooperman Advisors LLC:
Term Loan, 4/1/32(10)		24	24,099
Term Loan, 4/1/32(10)		376	373,527
CohnReznick LLP:
Term Loan, 3/26/32(10)		183	182,707
Term Loan, 3/26/32(10)		42	42,293
CPI Holdco B LLC, Term Loan, 6.325%, (SOFR + 2.00%), 5/19/31		323	320,613
Grant Thornton Advisors LLC, Term Loan, 7.075%, (SOFR + 2.75%), 6/2/31		622	619,451
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		160	160,860
Nuvei Technologies Corp., Term Loan, 7.325%, (SOFR + 3.00%), 11/17/31		150	149,208
Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Walker & Dunlop, Inc., Term Loan, 6.319%, (SOFR + 2.00%), 3/14/32		200	$ 199,250
WEX, Inc., Term Loan, 6.075%, (SOFR + 1.75%), 3/5/32		250	248,021
			$ 3,163,402
Food Products — 1.6%
CHG PPC Parent LLC, Term Loan, 7.439%, (SOFR + 3.00%), 12/8/28		121	$ 121,217
Del Monte Foods, Inc.:
Term Loan, 12.469%, (SOFR + 8.15%), 8/2/28		141	140,358
Term Loan - Second Lien, 8.716%, (SOFR + 4.40%), 8/2/28		295	191,202
Newly Weds Foods, Inc., Term Loan, 6.566%, (SOFR + 2.25%), 3/15/32		350	348,250
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		588	587,569
United Petfood Finance BV, Term Loan, 5.171%, (6 mo. EURIBOR + 2.75%), 2/26/32	EUR	350	376,629
			$ 1,765,225
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 6.299%, (SOFR + 2.00%), 12/31/30		906	$ 904,484
			$ 904,484
Health Care Equipment & Supplies — 1.4%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		387	$ 387,816
Journey Personal Care Corp., Term Loan, 8.049%, (SOFR + 3.75%), 3/1/28		724	718,638
Medline Borrower LP, Term Loan, 6.575%, (SOFR + 2.25%), 10/23/28		442	441,542
			$ 1,547,996
Health Care Providers & Services — 9.7%
AEA International Holdings (Lux) SARL, Term Loan, 7.049%, (SOFR + 2.75%), 9/7/28		559	$ 554,515
Biogroup-LCD, Term Loan, 6.026%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	125	131,925
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.299%, (SOFR + 8.00%), 10.049% cash, 2.25% PIK, 1/15/26		1,068	983,060
Cano Health LLC, Term Loan, 13.799%, (SOFR + 9.50%), 6/28/29		196	181,661
CCRR Parent, Inc., Term Loan, 8.825%, (SOFR + 4.25%), 3/6/28		681	303,420

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cerba Healthcare SAS:
Term Loan, 6.063%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	100	$ 89,956
Term Loan, 6.313%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	150	134,892
CHG Healthcare Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 9/29/28		682	681,937
CNT Holdings I Corp., Term Loan, 6.802%, (SOFR + 2.50%), 11/8/32		676	672,308
Electron BidCo, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 11/1/28		195	194,842
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		323	322,626
Hanger, Inc.:
Term Loan, 4.149%, (SOFR + 3.50%), 10/23/31(8)		43	42,798
Term Loan, 7.825%, (SOFR + 3.50%), 10/23/31		332	332,397
IVC Acquisition Ltd.:
Term Loan, 6.426%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	400	433,850
Term Loan, 8.049%, (SOFR + 3.75%), 12/12/28		272	272,037
LSCS Holdings, Inc., Term Loan, 8.799%, (SOFR + 4.50%), 3/4/32		150	149,954
MED ParentCo LP, Term Loan, 7.825%, (SOFR + 3.50%), 4/15/31		349	349,051
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28		633	410,838
National Mentor Holdings, Inc.:
Term Loan, 8.149%, (SOFR + 3.75%), 3/2/28		17	16,085
Term Loan, 8.17%, (SOFR + 3.75%), 3/2/28(11)		577	560,879
Option Care Health, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 10/27/28		97	97,270
Pacific Dental Services LLC, Term Loan, 7.072%, (SOFR + 2.75%), 3/15/31		322	321,239
Phoenix Guarantor, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 2/21/31		446	444,270
Radnet Management, Inc., Term Loan, 6.568%, (SOFR + 2.25%), 4/18/31		199	198,407
Raven Acquisition Holdings LLC:
Term Loan, 3.25%, 11/19/31(8)		30	29,675
Term Loan, 7.575%, (SOFR + 3.25%), 11/19/31		420	415,449
Select Medical Corp., Term Loan, 6.325%, (SOFR + 2.00%), 12/3/31		274	274,312
Sound Inpatient Physicians, Term Loan - Second Lien, 9.561%, (SOFR + 5.00%), 8.061% cash, 1.50% PIK, 6/28/28		185	170,246
Surgery Center Holdings, Inc., Term Loan, 7.072%, (SOFR + 2.75%), 12/19/30		639	638,910
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC:
Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	150	$ 161,321
Term Loan, 6.181%, (3 mo. EURIBOR + 3.50%), 12/20/30	EUR	150	162,408
TTF Holdings LLC, Term Loan, 8.002%, (SOFR + 3.75%), 7/18/31		374	368,452
U.S. Anesthesia Partners, Inc., Term Loan, 8.687%, (SOFR + 4.25%), 10/1/28		399	392,166
			$ 10,493,156
Health Care Technology — 3.7%
athenahealth Group, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 2/15/29		526	$ 520,853
Certara LP, Term Loan, 7.299%, (SOFR + 3.00%), 6/26/31		464	464,886
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27		1,040	1,041,346
PointClickCare Technologies, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 11/3/31		463	462,807
Press Ganey Holdings, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 4/30/31		423	421,069
Project Ruby Ultimate Parent Corp., Term Loan, 7.439%, (SOFR + 3.00%), 3/10/28		529	528,430
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27		653	569,851
			$ 4,009,242
Hotels, Restaurants & Leisure — 6.4%
Betclic Everest Group, Term Loan, 5.785%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	125	$ 135,247
Caesars Entertainment, Inc., Term Loan, 6.563%, (SOFR + 2.25%), 2/6/31		644	640,283
Carnival Corp., Term Loan, 6.325%, (SOFR + 2.00%), 10/18/28		876	876,582
ClubCorp Holdings, Inc., Term Loan, 9.561%, (SOFR + 5.00%), 9/18/26		333	333,872
Fertitta Entertainment LLC, Term Loan, 7.825%, (SOFR + 3.50%), 1/27/29		886	873,223
Flutter Financing BV, Term Loan, 6.049%, (SOFR + 1.75%), 11/30/30		839	837,126
Horizon U.S. Finco LP, Term Loan, 9.177%, (SOFR + 4.75%), 10/31/31		549	521,809
IRB Holding Corp., Term Loan, 6.825%, (SOFR + 2.50%), 12/15/27		347	345,599
Ontario Gaming GTA LP, Term Loan, 8.549%, (SOFR + 4.25%), 8/1/30		420	414,201

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, 7.075%, (SOFR + 2.75%), 1/5/29		635	$ 635,340
Scientific Games Holdings LP, Term Loan, 7.296%, (SOFR + 3.00%), 4/4/29		597	594,263
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 12/4/31		712	708,047
			$ 6,915,592
Household Durables — 2.7%
ACProducts, Inc., Term Loan, 8.811%, (SOFR + 4.25%), 5/17/28		718	$ 475,675
Hunter Douglas, Inc., Term Loan, 5.605%, (3 mo. EURIBOR + 3.25%), 1/20/32	EUR	750	794,755
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27		282	275,015
Madison Safety & Flow LLC, Term Loan, 7.075%, (SOFR + 2.75%), 9/26/31		224	223,770
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28		76	75,928
Term Loan, 11.914%, (SOFR + 7.50%), 6/29/28		699	654,856
Tempur Sealy International, Inc., Term Loan, 6.824%, (SOFR + 2.50%), 10/24/31(11)		474	474,059
			$ 2,974,058
Household Products — 0.4%
Kronos Acquisition Holdings, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 7/8/31		498	$ 429,094
			$ 429,094
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 7.303%, (SOFR + 3.00%), 10/3/31		299	$ 298,827
			$ 298,827
Industrial Conglomerates — 0.3%
Nvent Electric Public Ltd. Co., Term Loan, 7.825%, (SOFR + 3.50%), 1/30/32		325	$ 325,338
			$ 325,338
Industrials Conglomerates — 0.3%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.299%, (SOFR + 5.00%), 10/31/31		150	$ 148,500
John Bean Technologies Corp., Term Loan, 6.675%, (SOFR + 2.25%), 1/2/32		200	200,146
			$ 348,646
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 2.4%
Alliant Holdings Intermediate LLC, Term Loan, 7.069%, (SOFR + 2.75%), 9/19/31	618	$ 614,543
AmWINS Group, Inc., Term Loan, 6.575%, (SOFR + 2.25%), 1/30/32	156	155,321
Broadstreet Partners, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 6/13/31	596	591,087
Ryan Specialty Group LLC, Term Loan, 6.575%, (SOFR + 2.25%), 9/15/31	349	348,732
Truist Insurance Holdings LLC:
Term Loan, 7.049%, (SOFR + 2.75%), 5/6/31	230	228,690
Term Loan - Second Lien, 9.049%, (SOFR + 4.75%), 5/6/32	132	133,101
USI, Inc., Term Loan, 6.549%, (SOFR + 2.25%), 9/29/30	496	492,117
		$ 2,563,591
Interactive Media & Services — 0.7%
Arches Buyer, Inc., Term Loan, 7.675%, (SOFR + 3.25%), 12/6/27	782	$ 766,246
		$ 766,246
IT Services — 5.3%
Asurion LLC:
Term Loan, 8.425%, (SOFR + 4.00%), 8/19/28	496	$ 491,807
Term Loan - Second Lien, 9.689%, (SOFR + 5.25%), 1/31/28	750	712,500
Term Loan - Second Lien, 9.689%, (SOFR + 5.25%), 1/20/29	325	302,200
Endure Digital, Inc., Term Loan, 7.929%, (SOFR + 3.50%), 2/10/28	977	715,810
Gainwell Acquisition Corp., Term Loan, 8.399%, (SOFR + 4.00%), 10/1/27	731	687,529
Go Daddy Operating Co. LLC, Term Loan, 6.075%, (SOFR + 1.75%), 11/9/29	495	492,684
NAB Holdings LLC, Term Loan, 6.799%, (SOFR + 2.50%), 11/24/28	780	775,114
Plano HoldCo, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 10/2/31	150	149,625
Rackspace Finance LLC:
Term Loan, 10.687%, (SOFR + 6.25%), 5/15/28	190	195,825
Term Loan - Second Lien, 7.187%, (SOFR + 2.75%), 5/15/28	954	445,527
Sedgwick Claims Management Services, Inc., Term Loan, 7.313%, (SOFR + 3.00%), 7/31/31	499	497,695
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31	250	249,687
		$ 5,716,003

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products — 0.8%
Pretzel Parent, Inc., Term Loan, 8.825%, (SOFR + 4.50%), 10/1/31		275	$ 275,558
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30		569	570,328
			$ 845,886
Life Sciences Tools & Services — 1.1%
LGC Group Holdings Ltd., Term Loan, 5.613%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	225	$ 243,326
Loire Finco Luxembourg SARL, Term Loan, 8.325%, (SOFR + 4.00%), 1/31/30		143	143,235
Sotera Health Holdings LLC, Term Loan, 7.549%, (SOFR + 3.25%), 5/30/31		847	846,468
			$ 1,233,029
Machinery — 8.3%
AI Aqua Merger Sub, Inc., Term Loan, 7.323%, (SOFR + 3.00%), 7/31/28		587	$ 581,872
American Trailer World Corp., Term Loan, 8.175%, (SOFR + 3.75%), 3/3/28		255	207,097
Apex Tool Group LLC:
Term Loan, 14.425%, (SOFR + 10.00%), 11.925% cash, 2.50% PIK, 2/8/30		206	176,247
Term Loan - Second Lien, 9.675%, (SOFR + 5.25%), 2/8/29		88	79,248
Barnes Group, Inc., Term Loan, 1/27/32(10)		400	397,834
Conair Holdings LLC, Term Loan, 8.189%, (SOFR + 3.75%), 5/17/28		579	502,902
CPM Holdings, Inc., Term Loan, 8.823%, (SOFR + 4.50%), 9/28/28		495	487,563
Crown Equipment Corp., Term Loan, 6.819%, (SOFR + 2.50%), 10/10/31		300	299,562
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31		125	124,323
EMRLD Borrower LP:
Term Loan, 6.799%, (SOFR + 2.50%), 8/4/31		274	271,451
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30		214	212,651
Engineered Machinery Holdings, Inc., Term Loan, 8.311%, (SOFR + 3.75%), 5/19/28		941	942,859
Filtration Group Corp., Term Loan, 7.325%, (SOFR + 3.00%), 10/21/28		169	169,379
Gates Global LLC, Term Loan, 6.075%, (SOFR + 1.75%), 6/4/31		697	690,503
Icebox Holdco III, Inc., Term Loan, 8.061%, (SOFR + 3.50%), 12/22/28		594	595,547
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28		246	243,757
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Pro Mach Group, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 8/31/28		296	$ 295,788
Roper Industrial Products Investment Co. LLC, Term Loan, 7.049%, (SOFR + 2.75%), 11/22/29		418	416,007
SPX Flow, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 4/5/29		419	418,205
Terex Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/8/31		675	676,688
TK Elevator Midco GmbH, Term Loan, 6.598%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	250	269,482
TK Elevator Topco GmbH, Term Loan, 6.223%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	150	161,707
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30		413	412,453
Zephyr German BidCo GmbH, Term Loan, 5.932%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	300	322,233
			$ 8,955,358
Media — 0.5%
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31		175	$ 174,148
Gray Television, Inc., Term Loan, 7.437%, (SOFR + 3.00%), 12/1/28		242	222,219
Hubbard Radio LLC, Term Loan, 8.825%, (SOFR + 4.50%), 9/30/27		178	123,967
			$ 520,334
Metals/Mining — 1.6%
Arsenal AIC Parent LLC, Term Loan, 7.075%, (SOFR + 2.75%), 8/19/30		714	$ 710,256
Minerals Technologies, Inc., Term Loan, 6.322%, (SOFR + 2.00%), 11/26/31		150	149,625
Novelis Corp., Term Loan, 6.292%, (SOFR + 2.00%), 3/11/32		275	275,058
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29		514	454,920
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28		108	97,084
			$ 1,686,943
Oil, Gas & Consumable Fuels — 1.9%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31		175	$ 175,156
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28		347	343,675
Hilcorp Energy I LP, Term Loan, 6.322%, (SOFR + 2.00%), 2/11/30		250	249,961

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
ITT Holdings LLC, Term Loan, 7.075%, (SOFR + 2.75%), 10/11/30		246	$ 246,724
Matador Bidco SARL, Term Loan, 8.675%, (SOFR + 4.25%), 7/30/29		670	669,505
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.569%, (SOFR + 2.25%), 10/5/28		241	240,627
Oxbow Carbon LLC, Term Loan, 7.825%, (SOFR + 3.50%), 5/10/30		139	139,181
			$ 2,064,829
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 7.549%, (SOFR + 3.25%), 2/14/31		248	$ 238,899
			$ 238,899
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 7.925%, (SOFR + 3.50%), 2/23/29		343	$ 306,433
			$ 306,433
Pharmaceuticals — 1.0%
Bausch Health Co., Inc., Term Loan, 9/25/30(10)		250	$ 240,937
Jazz Financing Lux SARL, Term Loan, 6.575%, (SOFR + 2.25%), 5/5/28		468	468,194
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		405	420,746
			$ 1,129,877
Professional Services — 6.7%
AAL Delaware Holdco, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 7/30/31		199	$ 197,820
AlixPartners LLP, Term Loan, 5.355%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	240	259,782
Amspec Parent LLC:
Term Loan, 1.00%, 12/22/31(8)		67	66,709
Term Loan, 8.549%, (SOFR + 4.25%), 12/22/31		433	433,606
Camelot U.S. Acquisition LLC, Term Loan, 7.075%, (SOFR + 2.75%), 1/31/31		395	389,848
CoreLogic, Inc., Term Loan, 7.939%, (SOFR + 3.50%), 6/2/28		487	479,252
Deerfield Dakota Holding LLC, Term Loan, 8.049%, (SOFR + 3.75%), 4/9/27		496	471,961
EAB Global, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 8/16/30		789	766,307
Employbridge Holding Co.:
Term Loan, 3.25%, 1/19/30(8)		103	89,171
Term Loan, 9.799%, (SOFR + 5.50%), 1/19/30		245	212,952
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Employbridge Holding Co.: (continued)
Term Loan - Second Lien, 9.311%, (SOFR + 4.75%), 1/19/30		549	$ 233,833
First Advantage Holdings LLC, Term Loan, 7.575%, (SOFR + 3.25%), 10/31/31		449	446,842
Fleet Midco I Ltd., Term Loan, 7.055%, (SOFR + 2.75%), 2/21/31		182	181,692
Galaxy Bidco Ltd., Term Loan, 6.708%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	200	217,399
Genuine Financial Holdings LLC, Term Loan, 7.553%, (SOFR + 3.25%), 9/27/30		123	121,159
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		150	149,719
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29		590	509,826
Planet U.S. Buyer LLC, Term Loan, 7.319%, (SOFR + 3.00%), 2/7/31		323	322,125
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(10)		225	222,469
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.027%, (3 mo. EURIBOR + 3.50%), 7/15/29	EUR	425	461,055
Teneo Holdings LLC, Term Loan, 9.075%, (SOFR + 4.75%), 3/13/31		347	347,905
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.799%, (SOFR + 3.50%), 10/24/31		175	175,355
Vaco Holdings LLC, Term Loan, 9.449%, (SOFR + 5.00%), 1/21/29		491	455,162
			$ 7,211,949
Real Estate Management & Development — 1.2%
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30		1,064	$ 1,066,394
Homeserve USA Holding Corp., Term Loan, 6.319%, (SOFR + 2.00%), 10/21/30		272	270,014
			$ 1,336,408
Road & Rail — 0.4%
First Student Bidco, Inc.:
Term Loan, 6.799%, (SOFR + 2.50%), 7/21/28		214	$ 214,301
Term Loan, 6.799%, (SOFR + 2.50%), 7/21/28		66	65,536
Hertz Corp., Term Loan, 8.072%, (SOFR + 3.75%), 6/30/28		198	152,964
			$ 432,801
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		609	$ 602,369

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Altar Bidco, Inc.: (continued)
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		125	$ 119,102
Bright Bidco BV, Term Loan, 12.291%, (SOFR + 8.00%), 10/31/27		199	81,756
			$ 803,227
Software — 17.9%
Applied Systems, Inc., Term Loan, 7.049%, (SOFR + 2.75%), 2/24/31		197	$ 197,177
Astra Acquisition Corp.:
Term Loan, 9.549%, (SOFR + 5.25%), 10/25/28		213	5,333
Term Loan, 11.049%, (SOFR + 6.75%), 2/25/28		152	94,966
Term Loan, 17.619%, (SOFR + 13.32%), 10/25/29		327	11,441
Boxer Parent Co., Inc.:
Term Loan, 6.112%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	119	128,706
Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		958	942,503
Central Parent, Inc., Term Loan, 7.549%, (SOFR + 3.25%), 7/6/29		568	489,047
Cloud Software Group, Inc., Term Loan, 7.799%, (SOFR + 3.50%), 3/30/29		992	984,209
Cloudera, Inc.:
Term Loan, 8.175%, (SOFR + 3.75%), 10/8/28		976	964,378
Term Loan - Second Lien, 10.425%, (SOFR + 6.00%), 10/8/29		200	191,084
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(12)		40	41,109
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		396	371,376
Cornerstone OnDemand, Inc., Term Loan, 8.189%, (SOFR + 3.75%), 10/16/28		340	295,789
Dragon Buyer, Inc., Term Loan, 7.299%, (SOFR + 3.00%), 9/30/31		399	396,506
Drake Software LLC, Term Loan, 8.549%, (SOFR + 4.25%), 6/26/31		547	528,761
E2open LLC, Term Loan, 7.939%, (SOFR + 3.50%), 2/4/28		905	904,565
ECI Macola Max Holding LLC, Term Loan, 7.549%, (SOFR + 3.25%), 5/9/30		624	625,441
Ellucian Holdings, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 10/9/29		1,060	1,059,996
Epicor Software Corp., Term Loan, 7.075%, (SOFR + 2.75%), 5/30/31		974	972,417
Fiserv Investment Solutions, Inc., Term Loan, 8.322%, (SOFR + 4.00%), 2/18/27		441	439,470
iSolved, Inc., Term Loan, 7.575%, (SOFR + 3.25%), 10/15/30		149	148,878
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27		206	$ 149,234
Marcel LUX IV SARL, Term Loan, 7.84%, (SOFR + 3.50%), 11/9/30		373	374,527
McAfee LLC, Term Loan, 7.323%, (SOFR + 3.00%), 3/1/29		684	654,890
OceanKey (U.S.) II Corp., Term Loan, 7.925%, (SOFR + 3.50%), 12/15/28		420	419,447
Open Text Corp., Term Loan, 6.075%, (SOFR + 1.75%), 1/31/30		413	412,666
Project Boost Purchaser LLC, Term Loan, 7.299%, (SOFR + 3.00%), 7/16/31		474	471,702
Proofpoint, Inc., Term Loan, 7.325%, (SOFR + 3.00%), 8/31/28		968	965,761
Quartz Acquireco LLC, Term Loan, 6.549%, (SOFR + 2.25%), 6/28/30		717	713,017
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29		393	235,768
RealPage, Inc.:
Term Loan, 7.561%, (SOFR + 3.00%), 4/24/28		496	490,222
Term Loan, 8.049%, (SOFR + 3.75%), 4/24/28		125	125,234
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28		428	299,651
Sabre GLBL, Inc.:
Term Loan, 8.675%, (SOFR + 4.25%), 6/30/28		151	146,984
Term Loan, 10.425%, (SOFR + 6.00%), 11/15/29		847	831,149
Skillsoft Corp., Term Loan, 9.692%, (SOFR + 5.25%), 7/14/28		294	255,155
SolarWinds Holdings, Inc., Term Loan, 7.075%, (SOFR + 2.75%), 2/5/30		446	446,068
Twitter, Inc., Term Loan, 10/26/29(10)		150	149,250
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31		1,309	1,307,472
Veritas U.S., Inc., Term Loan, 16.799%, (SOFR + 12.50%), 12/9/29		122	122,211
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28		1,068	1,032,341
			$ 19,395,901
Specialty Retail — 4.7%
Apro LLC, Term Loan, 8.049%, (SOFR + 3.75%), 7/9/31		374	$ 372,925
Boels Topholding BV, Term Loan, 5.196%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	237	256,227
Great Outdoors Group LLC, Term Loan, 7.575%, (SOFR + 3.25%), 1/23/32		1,245	1,244,107
Harbor Freight Tools USA, Inc., Term Loan, 6.825%, (SOFR + 2.50%), 6/11/31		597	583,162

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Hoya Midco LLC, Term Loan, 6.553%, (SOFR + 2.25%), 2/3/29		498	$ 491,281
Les Schwab Tire Centers, Term Loan, 6.814%, (SOFR + 2.50%), 4/23/31(11)		859	854,403
LIDS Holdings, Inc., Term Loan, 9.945%, (SOFR + 5.50%), 12/14/26		37	36,585
Mavis Tire Express Services Corp., Term Loan, 7.313%, (SOFR + 3.00%), 5/4/28		400	397,952
PetSmart, Inc., Term Loan, 8.175%, (SOFR + 3.75%), 2/11/28		618	609,332
Speedster Bidco GmbH, Term Loan, 7.549%, (SOFR + 3.25%), 12/10/31		250	249,961
			$ 5,095,935
Trading Companies & Distributors — 3.1%
Beacon Roofing Supply, Inc., Term Loan, 6.325%, (SOFR + 2.00%), 5/19/28		148	$ 148,131
DXP Enterprises, Inc., Term Loan, 8.075%, (SOFR + 3.75%), 10/11/30		197	196,948
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31		347	317,120
Patagonia Bidco Ltd., Term Loan, 9.954%, (SONIA + 5.25%), 11/1/28	GBP	375	439,245
Spin Holdco, Inc., Term Loan, 8.562%, (SOFR + 4.00%), 3/4/28		1,235	1,049,134
White Cap Buyer LLC, Term Loan, 7.575%, (SOFR + 3.25%), 10/19/29		865	841,017
Windsor Holdings III LLC, Term Loan, 7.069%, (SOFR + 2.75%), 8/1/30		320	317,478
			$ 3,309,073
Transportation Infrastructure — 0.9%
Brown Group Holding LLC, Term Loan, 6.806%, (SOFR + 2.50%), 7/1/31(11)		498	$ 495,092
KKR Apple Bidco LLC, Term Loan, 6.825%, (SOFR + 2.50%), 9/23/31		495	491,974
			$ 987,066
Wireless Telecommunication Services — 0.5%
CCI Buyer, Inc., Term Loan, 8.299%, (SOFR + 4.00%), 12/17/27		489	$ 489,758
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		12	11,663
			$ 501,421
Total Senior Floating-Rate Loans (identified cost $157,355,020)			$152,136,861

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,346	$ 0
Total Warrants (identified cost $0)		$ 0

Miscellaneous — 0.0%
Security	Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings LLC(3)(4)	200,340	$ 0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(13)	2,615,561	$ 2,615,561
Total Short-Term Investments (identified cost $2,615,561)		$ 2,615,561
Total Investments — 156.1% (identified cost $174,966,533)		$169,067,713
Less Unfunded Loan Commitments — (0.3)%		$ (293,152)
Net Investments — 155.8% (identified cost $174,673,381)		$168,774,561
Other Assets, Less Liabilities — (55.8)%		$(60,497,825)
Net Assets Applicable to Common Shares — 100.0%		$108,276,736
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $11,234,063 or 10.4% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at March 31, 2025.

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Principal amount is less than $500.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At March 31, 2025, the total value of unfunded loan commitments is $281,162.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after March 31, 2025, at which time the interest rate will be determined.
(11)	The stated interest rate represents the weighted average interest rate at March 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Fixed-rate loan.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,252,172	EUR	3,122,552	Standard Chartered Bank	4/2/25	$ —	$(124,242)
USD	3,378,994	EUR	3,122,551	Standard Chartered Bank	5/5/25	—	(3,460)
USD	669,383	EUR	636,768	Australia and New Zealand Banking Group Limited	5/30/25	—	(21,366)
USD	655,464	EUR	622,700	Citibank, N.A.	5/30/25	—	(20,024)
USD	655,381	EUR	622,700	State Street Bank and Trust Company	5/30/25	—	(20,107)
USD	654,671	EUR	622,700	State Street Bank and Trust Company	5/30/25	—	(20,817)
USD	1,363,485	GBP	1,076,330	Standard Chartered Bank	5/30/25	—	(26,770)
USD	848,252	EUR	781,953	Bank of America, N.A.	6/30/25	—	(1,522)
USD	772,766	EUR	712,090	State Street Bank and Trust Company	6/30/25	—	(1,087)
USD	772,602	EUR	712,090	State Street Bank and Trust Company	6/30/25	—	(1,250)
						$—	$(240,645)

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At March 31, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At March 31, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $2,615,561, which represents 2.4% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$4,538,748	$572,225,056	$(574,148,243)	$ —	$ —	$2,615,561	$178,417	2,615,561
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 6,882,769	$ —	$ 6,882,769
Common Stocks	24,165	1,970,740	0	1,994,905
Corporate Bonds	—	5,372,398	0	5,372,398
Preferred Stocks	—	65,219	—	65,219
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	151,308,150	535,559	151,843,709
Warrants	—	—	0	0

Eaton Vance
Senior Income Trust
March 31, 2025
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Miscellaneous	$ —	$ —	$ 0	$ 0
Short-Term Investments	2,615,561	—	—	2,615,561
Total Investments	$2,639,726	$165,599,276	$535,559	$168,774,561
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (240,645)	$ —	$ (240,645)
Total	$ —	$ (240,645)	$ —	$ (240,645)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended March 31, 2025 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent annual or semi-annual financial statements.